Share based payment arrangements	6 Months Ended
Jun. 30, 2020
Share based payment arrangements
Share based payment arrangements

3. Share based payment arrangements

On April 7, 2017, voxeljet AG established a share option plan that entitles key management personnel and senior employees of voxeljet AG and its subsidiaries to purchase shares of the parent company.

Total options available under the share option plan are 372,000.  On April 7, 2017 279,000 options (75%, Tranche 1) were granted. On April 12, 2018 93,000 options (25%, Tranche 2) were granted .

The vesting conditions include a service condition (the options vest after a period of four years of continued service from the respective grant date) and a market condition (the options may only be exercised if the share price exceeds the exercise price over a period of 90 consecutive days by at least 20% in the period between the grant date and the respective exercise time frame) which both conditions must be met.

The fair value of the employee share option plan has been measured for Tranches 1 and 2 using a Monte Carlo simulation. The market condition has been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair value at grant date are as follows:

	Tranche 1	Tranche 2
Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

The respective expected volatility has been based on an evaluation of the historical volatility of the Company’s share price as at the grant date. As at June 30, 2020 no options are exercisable and 353,400 options are outstanding. The weighted-average contractual life of the options at June 30, 2020 amounts to 7.0 years (June 30, 2019: 8.0 years).

The expenses recognized in the profit and loss statement in relation to the share-based payment arrangements amounted to kEUR 167 in the three months and kEUR 334 in the six months ended June 30, 2020. (Three months and six months ended June 30, 2019: kEUR 167 and kEUR 332, respectively).